Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Property and equipment, gross	$ 24,290	$ 22,802
Accumulated depreciation and amortization	(13,998)	(12,627)
Property and equipment, net	10,292	10,175
Property and equipment under capital leases	588	547
Capital leases, accumulated depreciation	140	119
Depreciation expense	1,700	1,700	$ 1,500
Land
Property, Plant and Equipment
Property and equipment, gross	1,707	1,734
Furniture and Fixtures
Property, Plant and Equipment
Property and equipment, gross	11,963	10,956
Leasehold Improvements
Property, Plant and Equipment
Property and equipment, gross	4,793	4,494
Building and Building Improvements
Property, Plant and Equipment
Property and equipment, gross	3,343	3,226
Software
Property, Plant and Equipment
Property and equipment, gross	$ 2,484	$ 2,392
Minimum | Building
Property, Plant and Equipment
Estimated useful life (in years)	10 years
Minimum | Building Improvements
Property, Plant and Equipment
Estimated useful life (in years)	10 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment
Estimated useful life (in years)	3 years
Minimum | Leasehold Improvements
Property, Plant and Equipment
Estimated useful life (in years)	10 years
Minimum | Equipment
Property, Plant and Equipment
Estimated useful life (in years)	3 years
Minimum | Software and Software Development Costs
Property, Plant and Equipment
Estimated useful life (in years)	3 years
Maximum | Building
Property, Plant and Equipment
Estimated useful life (in years)	40 years
Maximum | Building Improvements
Property, Plant and Equipment
Estimated useful life (in years)	40 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment
Estimated useful life (in years)	10 years
Maximum | Leasehold Improvements
Property, Plant and Equipment
Estimated useful life (in years)	40 years
Maximum | Equipment
Property, Plant and Equipment
Estimated useful life (in years)	10 years
Maximum | Software and Software Development Costs
Property, Plant and Equipment
Estimated useful life (in years)	10 years